Submission	Aug. 25, 2026
Submission [Line Items]
Central Index Key	0001468174
Registrant Name	Hyatt Hotels Corp
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES